GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Narratives (Details)		1 Months Ended	12 Months Ended
	Dec. 12, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares	May 06, 2022 $ / shares
GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Loans settled by share issuance		$ 471,300,000
Shares issued | shares		1
Par value of shares issued | $ / shares	$ 0.000005	$ 0.000005	$ 0.000005		$ 0.000005	$ 0.000005
Amount recorded in share premium		$ 471,336,000
Remaining assets			$ 361,661,000		$ 272,121,000
Shares issued | shares	557,399,997
Consideration for shares issuance	$ 3,000		56,113,000	$ 23,147,000
Newpai Ltd
GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Shares issued for acquisition		1
Cash consideration		$ 23,144,000
Retained Group
GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Remaining assets			38,984,000
Merger reserve			29,431,000
Paid up capital acquired			52,455,000
Retained Group
GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Remaining assets			$ 3,071,000